UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA 94133
           -----------------------------------------------------

Form 13F File Number: 28-05737
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gail P. Seneca
        -------------------------
Title:  President
        -------------------------
Phone:  (415) 486-6727
        -------------------------

Signature, Place, and Date of Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  09/30/2004
------------------                 -----------------                  ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           34
                                         -----------
Form 13F Information Table Value Total:      $43,464
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
Adobe Systems Inc              COM              00724F101      887   17940 SH       SOLE             17940      0    0
Allergan Inc                   COM              018490102     1089   15010 SH       SOLE             15010      0    0
Alliance Data Systems Corp.    COM              018581108     1227   30260 SH       SOLE             30260      0    0
Bed Bath & Beyond Inc          COM              075896100      834   22470 SH       SOLE             22470      0    0
BJ Services Co                 COM              055482103     1833   34980 SH       SOLE             34980      0    0
Caremark RX Inc.               COM              141705103     1380   43030 SH       SOLE             43030      0    0
Chicago Mercantile Exchange    COM              167760107     1421    8810 SH       SOLE              8810      0    0
Chico's FAS Inc.               COM              168615102     1060   31000 SH       SOLE             31000      0    0
Coach Inc                      COM              189754104     1483   34970 SH       SOLE             34970      0    0
Darden Restaurants Inc         COM              237194105     1020   43740 SH       SOLE             43740      0    0
Eon Labs Inc                   COM              29412E100      257   11850 SH       SOLE             11850      0    0
Estee Lauder Companies - Cl A  COM              518439104     1353   32380 SH       SOLE             32380      0    0
Genzyme Corp General Division  COM              372917104     1207   22190 SH       SOLE             22190      0    0
Georgia Pacific Corp           COM              373298108     1172   32610 SH       SOLE             32610      0    0
Global Payments Inc            COM              37940X102     1540   28750 SH       SOLE             28750      0    0
International Game Technology  COM              459902102     1297   36090 SH       SOLE             36090      0    0
Juniper Networks Inc           COM              48203R104     1633   69190 SH       SOLE             69190      0    0
Kinetic Concepts               COM              49460w208     1566   29800 SH       SOLE             29800      0    0
KLA-Tencor Corporation         COM              482480100      868   20920 SH       SOLE             20920      0    0
L-3 Communications Holdings In COM              502424104     1606   23970 SH       SOLE             23970      0    0
Lexmark Intl Group Inc Cl A    COM              529771107     1298   15450 SH       SOLE             15450      0    0
Lyondell Petrochem             COM              552078107     1574   70090 SH       SOLE             70090      0    0
McKesson HBOC Corp             COM              58155Q103      929   36200 SH       SOLE             36200      0    0
MGIC Investment Corp           COM              552848103     1316   19770 SH       SOLE             19770      0    0
Microchip Technology Inc       COM              595017104     1030   38380 SH       SOLE             38380      0    0
Nextel Partners Inc-Cl A       COM              65333F107     1170   70570 SH       SOLE             70570      0    0
Rohm & Haas Co                 COM              775371107     1415   32940 SH       SOLE             32940      0    0
Sepracor Inc                   COM              817315104     1384   28380 SH       SOLE             28380      0    0
Sherwin-Williams Co            COM              824348106     1438   32720 SH       SOLE             32720      0    0
Staples Inc                    COM              855030102     1076   36070 SH       SOLE             36070      0    0
Station Casinos Inc            COM              857689103     1371   27950 SH       SOLE             27950      0    0
Triad Hospitals Inc.           COM              89579K109     1357   39400 SH       SOLE             39400      0    0
Verisign Inc                   COM              92343E102     1596   80280 SH       SOLE             80280      0    0
William Sonoma                 COM              969904101     1777   47320 SH       SOLE             47320      0    0


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